Parametric Commodity Strategy Fund
Investment Objective
The Fund’s investment objective is to seek total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Parametric Commodity Strategy Fund	Investor Class	Institutional Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none	none
Maximum Deferred Sales Charge (as a percentage)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Parametric Commodity Strategy Fund		Investor Class	Institutional Class
Management Fees (as a percentage of Assets)		0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses of the Fund		0.34%	0.34%
Other Expenses of the Subsidiary		0.20%	0.20%
Total Other Expenses		0.54%	0.54%
Total Annual Fund Operating Expenses		1.39%	1.14%
Expense Reimbursement	[1]	(0.39%)	(0.39%)
Total Annual Fund Operating Expenses After Expense Reimbursement		1.00%	0.75%
[1]	The investment adviser and administrator and sub-adviser have agreed to reimburse the Fund's expenses to the extent that Total Annual Fund Operating Expenses exceed 1.00% for Investor Class shares and 0.75% for Institutional Class shares. This expense reimbursement will continue through April 30, 2015 . Any amendment to or a termination of this reimbursement would require written approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds , interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and sub-adviser during the Fund's current fiscal year to the extent actual expenses are less than the contractual expense cap during such year.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Parametric Commodity Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	102	402	723	1,635
Institutional Class	77	324	590	1,351

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 2,797% (excluding the Fund's investment in exchange-traded notes, which are used as temporary cash investments but offer commodity exposure, the portfolio turnover would have been 0%) of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in commodity-linked derivative instruments backed by a portfolio of fixed-income securities. The Fund’s portfolio of fixed-income securities is generally comprised of U.S. Treasury bills and cash. Commodity-linked derivative instruments include commodity index-linked swap agreements, commodity options and futures and options on futures, and commodity index-linked notes, that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) with the same investment objective and principal investment strategies as the Fund. The commodity-linked derivative instruments in which the Fund invests are intended to provide returns based on the performance of a commodity index(es) and particular baskets of commodities. The Fund attempts to provide exposure to a variety of commodities. The Fund may over-weight or under-weight its exposure to a particular commodity index, or a subset of commodities, such that the Fund has greater or lesser exposure to that index than the value of the Fund’s net assets, or greater or lesser exposure to a subset of commodities. Commodity index-linked notes may be leveraged or unleveraged. The Fund may hold its investments in particular sectors of the commodities markets. The average portfolio duration of the Fund’s fixed-income portfolio will vary and under normal market conditions is not expected to exceed one year.

The Fund seeks to employ a top-down, disciplined and rules-based investment process that emphasizes broad exposure among individual commodities and commodity sectors. This rules-based strategy utilizes targeted allocation and systematic rebalancing to attempt to exploit certain quantitative and behavioral characteristics of the commodity asset class to generate alpha (i.e. excess returns versus the index). Commodity exposures are selected based on factors such as volatility, liquidity, diversification, and perceived risk and potential benefit. Commodity target weights are created to attempt to reduce concentration risk relative to a particular index. The frequency of rebalancing depends on the correlation and volatility of the individual commodity. Rules-based rebalancing bands are set around target weights to attempt to minimize trading cost.

Principal Risks

Risks of Commodity-Related Investments. The value of commodity investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of the Fund’s commodity investments to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodity markets may subject the Fund to greater volatility than investments in traditional securities. No active trading market may exist for certain commodity investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodity investments. Certain types of commodity instruments (such as total return swaps and commodity-linked notes) are subject to the risk that the counterparty to the instrument will not perform or will be unable to perform in accordance with the terms of the instrument. As noted under “Principal Investment Strategies,” the Fund expects to gain a significant portion of its commodity-related exposures by investing in the Subsidiary. See “Subsidiary Risk” and “Tax Risk.”

Subsidiary Risk. The Fund will be exposed to the risks associated with the Subsidiary’s investments. The Subsidiary invests in commodity-related investments, as well as securities and other instruments in which the Fund is permitted to invest. The Subsidiary is subject to the laws of the Cayman Islands and is not subject to U.S. laws, including securities laws and their protections and provisions of the Internal Revenue Code. Because the Subsidiary is not registered under the Investment Company Act of 1940, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered fund may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered fund. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Subsidiary to operate as described in the Fund's Prospectus and Statement of Additional Information, and could adversely affect the Fund’s investment approach.

Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. Commodity-related investments generate income that is not from a qualified source for purposes of meeting this 90 percent test. Numerous mutual funds have obtained private letter rulings from the Internal Revenue Service (“IRS”) that provide that income produced by certain types of commodity-linked notes or wholly-owned subsidiaries (like the Subsidiary) constitute qualifying income. The Fund has received an opinion of counsel that income from certain commodity-linked notes should be qualifying income and that income derived from the Subsidiary should also constitute qualifying income. The Fund has also applied to the IRS for a private letter ruling to this effect. Should the IRS take action that adversely affects the tax treatment of investing in commodity-linked notes or the Subsidiary, it could limit the Fund’s ability to pursue its investment objective as described, and the Fund may incur transaction and other costs to comply with any new or additional guidance from the IRS. The tax treatment of commodity-related investments and income from the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market, thereby causing the Fund to fail to achieve its original purpose for using such derivatives. The use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.

Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged. Commodity-linked structured notes may be structured in a way that results in the Fund’s performance significantly diverging from a particular index.

Market Risk. Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility. If the Federal Reserve continues to taper or reverse its quantitative easing stimulus program and/or increases interest rates, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Interest Rate Risk. In general , the value of income securities will fluctuate based on changes in interest rates. The value of these securities is likely to increase when interest rates fall and decline when interest rates rise. Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended. In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate .

Issuer Diversification Risk. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than funds that are “diversified.” Non-diversified funds face the risk of focusing investments in a small number of issuers, making them more susceptible to risks affecting such issuers than a more diversified fund might be.

Sector Risk. Because the Fund may have significant investments in a particular sector of the commodities markets (such as agricultural, energy and natural resources, livestock, precious metals, industrial metals and others), the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a fund that invests more broadly.

Risk of Leveraged Transactions. Certain Fund transactions may give rise to leverage. Such transactions may include, among others, certain derivative transactions. The Fund is required to segregate liquid assets or otherwise cover the Fund’s obligation created by a transaction that may give rise to leverage. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Leverage may cause the Fund’s share price to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Rules-Based Management Risks. The sub-adviser uses proprietary investment techniques and analyses in making investment decisions for the Fund, seeking to achieve its investment objective while minimizing exposure to market risk. The strategy seeks to take advantage of certain quantitative and behavioral market characteristics identified by the sub-adviser, utilizing a rules-based commodity weighting process and a disciplined rebalancing model. The Fund’s strategy has not been independently tested or validated, and there can be no assurance that it will achieve the desired results.

General Fund Investing Risks. The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective. Annual Fund Operating Expenses expressed as a percentage of the Fund’s average daily net assets may change as Fund assets increase and decrease, and Annual Fund Operating Expenses may differ in the future. Purchase and redemption activities by Fund shareholders may impact the management of the Fund and its ability to achieve its investment objective. In addition, the redemption by one or more large shareholders or groups of shareholders of their holdings in the Fund could have an adverse impact on the remaining shareholders in the Fund. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person. Mutual funds, investment advisers, other market participants and many securities markets are subject to rules and regulations and the jurisdiction of one or more regulators. Changes to applicable rules and regulations could have an adverse affect on securities markets and market participants, as well as on the Fund’s ability to execute its investment strategy.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Investor Class shares. Past performance (both before and after taxes) is no guarantee of future results. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

During the period from December 31, 2011 to December 31, 2013 , the highest quarterly total return for Investor Class was 10.80% for the quarter ended September 30, 2012, and the lowest quarterly return was – 9.80 % for the quarter ended June 30, 2013.

Average Annual Total Returns Parametric Commodity Strategy Fund	1 Year	Life of Fund	Inception Date
Investor Class	(10.64%)	(8.81%)	May 25, 2011
Investor Class After Taxes on Distributions	(10.64%)	(8.98%)
Investor Class After Taxes on Distributions and Sales	(6.02%)	(6.41%)
Institutional Class	(10.39%)	(8.63%)
Dow Jones - UBS Commodity Index	(9.52%)	(9.59%)

Institutional Class commenced operations on May 25, 2011. The Investor Class performance shown above for the period prior to January 3, 2012 (commencement of operations) is the performance of Institutional Class shares at net asset value without adjustment for any differences in expenses of the two classes. If adjusted for other expenses, returns would be different. Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Investor Class shares. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and the Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.